CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net (loss) income	$ (2,137)	$ 1,737	$ (3,498)
Adjustments to reconcile net (loss) income to cash provided by (used in) operating activities:
Stock-based compensation	0	0	50
Dividends from preferred stock recorded as interest expense	3,823	3,822	3,843
Depreciation and amortization	4,972	3,028	1,999
Provision for inventory obsolescence	376	30	73
Provision (benefit) for doubtful accounts receivable	414	(105)	(18)
Amortization of debt issuance costs	461	198	160
Deferred income tax (benefit) provision	(197)	77	(2,710)
Loss on disposal of fixed assets	15	3	4
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	6,186	(9,917)	(5,415)
Decrease (increase) in inventories	2,048	9,101	(10,041)
(Increase) decrease in deferred program expenses	(429)	1,828	(1,886)
(Increase) decrease in other current assets and other assets	(3,576)	(465)	1,086
(Decrease) increase in accounts payable and other accrued payables	(6,730)	(3,914)	10,376
Increase (decrease) in accrued compensation and benefits	3,105	1,626	(615)
Increase (decrease) in contract liabilities	1,106	(960)	5,173
Increase in other current liabilities	2,379	179	828
Cash provided by (used in) operating activities	11,816	6,268	(591)
Investing activities:
Capitalized software development costs	(2,442)	(1,649)	(1,481)
Purchases of property and equipment	(4,090)	(2,465)	(748)
Cash used in investing activities	(6,532)	(4,114)	(2,229)
Financing activities:
Proceeds from senior term loan	4,881	0	9,439
Redemption of senior preferred stock	0	0	(2,112)
Payments under finance lease obligations	(1,115)	(1,013)	(915)
Distributions to Telos ID Class B member - non-controlling interest	(2,371)	(1,669)	(3,651)
Cash provided by (used in) financing activities	1,395	(2,682)	2,761
Increase (decrease) in cash and cash equivalents	6,679	(528)	(59)
Cash and cash equivalents, beginning of period	72	600	659
Cash and cash equivalents, end of period	6,751	72	600
Cash paid during the year for:
Interest	3,299	2,483	2,395
Income taxes	40	19	26
Noncash:
Dividends from preferred stock recorded as interest expense	3,823	3,822	3,843
Debt issuance costs and prepayment of interest on senior term loan	119	0	1,561
Gain on extinguishment of subordinated debt	$ 0	$ 0	$ 1,031